OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

November 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds
(the “Registrant”) File Nos. 33-17850; 811-05360

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2015.

Sincerely,

/s/ John G. Kiernan
------------------------------------
John G. Kiernan
Vice President and Associate Counsel
212-323-5020
jkiernan@ofiglobal.com

cc:	Ropes & Gray LLP
KPMG LLP
Gloria LaFond
Edward Gizzi, Esq.